Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	May 13, 2025 $ / shares	May 09, 2025 $ / shares	May 02, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We grant our annual equity awards during the first calendar quarter of the year, following a pre-scheduled meeting of the board or compensation committee. In addition, new hires receive equity awards on the second Monday of the month following their employment commencement. During 2025, our board and compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
The following table presents information regarding stock options issued to our NEOs during 2025 in any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K or 8-K that disclosed material nonpublic information:
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of Material
Non-Public Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Non-Public Information

David Hallal	5/2/2025	275,167	$32.91	$27.71	2.3150%(1)
Akshay Vaishnaw	5/2/2025	110,067	$32.91	$27.71	2.3150%(1)
R. Keith Woods	5/2/2025	110,067	$32.91	$27.71	2.3150%(1)
Vikas Sinha	5/2/2025	110,067	$32.91	$27.71	2.3150%(1)

(1)
Based on closing prices of the Company’s common stock of $30.67 on May 9, 2025 and $31.40 on May 13, 2025.

Award Timing Method
We grant our annual equity awards during the first calendar quarter of the year, following a pre-scheduled meeting of the board or compensation committee. In addition, new hires receive equity awards on the second Monday of the month following their employment commencement. During 2025, our board and compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2025, our board and compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table presents information regarding stock options issued to our NEOs during 2025 in any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K or 8-K that disclosed material nonpublic information:
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of Material
Non-Public Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Non-Public Information

David Hallal	5/2/2025	275,167	$32.91	$27.71	2.3150%(1)
Akshay Vaishnaw	5/2/2025	110,067	$32.91	$27.71	2.3150%(1)
R. Keith Woods	5/2/2025	110,067	$32.91	$27.71	2.3150%(1)
Vikas Sinha	5/2/2025	110,067	$32.91	$27.71	2.3150%(1)

(1)
Based on closing prices of the Company’s common stock of $30.67 on May 9, 2025 and $31.40 on May 13, 2025.

Awards Close in Time to MNPI Disclosures
Share Price		$ 31.4	$ 30.67
David Hallal [Member]
Awards Close in Time to MNPI Disclosures
Name				David Hallal
Underlying Securities | shares				275,167
Exercise Price				$ 32.91
Fair Value as of Grant Date | $				$ 27.71
Underlying Security Market Price Change				2.315
Akshay Vaishnaw [Member]
Awards Close in Time to MNPI Disclosures
Name				Akshay Vaishnaw
Underlying Securities | shares				110,067
Exercise Price				$ 32.91
Fair Value as of Grant Date | $				$ 27.71
Underlying Security Market Price Change				2.315
R. Keith Woods [Member]
Awards Close in Time to MNPI Disclosures
Name				R. Keith Woods
Underlying Securities | shares				110,067
Exercise Price				$ 32.91
Fair Value as of Grant Date | $				$ 27.71
Underlying Security Market Price Change				2.315
Vikas Sinha [Member]
Awards Close in Time to MNPI Disclosures
Name				Vikas Sinha
Underlying Securities | shares				110,067
Exercise Price				$ 32.91
Fair Value as of Grant Date | $				$ 27.71
Underlying Security Market Price Change				2.315